Expense Example - THOR Conservative Risk Dynamic ETF - THOR Conservative Risk Dynamic ETF	Oct. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	$ 350